Finance Income and Costs - Details of Impairment Losses for Financial Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 54,703	₩ 43,162	₩ 30,064
Accounts receivable - trade [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	49,865	37,906	27,053
Other receivables [member]
Disclosure of detailed information about financial instruments [Line items]
Impairment losses for financial assets	₩ 4,838	₩ 5,256	₩ 3,011